Stockholders' Equity (Deficiency) - Schedule of valuation assumptions using a Black-Scholes pricing model (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%	0.00%	0.00%
Risk-free rate	1.50%
Performance stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate		0.00%
Minimum | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%
Volatility	99.00%	70.60%	72.40%
Risk-free rate		1.62%	1.49%
Term - years	5 years 6 months	1 month 6 days	7 months 6 days
Minimum | Performance stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		79.00%
Risk-free rate		2.56%
Term - years		1 year 8 months 2 days
Maximum | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	102.00%	101.50%	87.10%
Risk-free rate		3.17%	2.86%
Term - years	6 years 5 months	3 years	3 years 10 days
Maximum | Performance stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		82.50%
Risk-free rate		2.71%
Term - years		3 years 2 months 27 days